INVENTORY (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Natural gas	$ 776,000,000	$ 695,000,000
Crude oil	482,000,000	744,000,000
Other commodities	81,000,000	89,000,000
Total	1,339,000,000	1,528,000,000
Inventory adjustments	$ 93,000,000	$ 0	$ 0